Basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Net income attributable to Vale S.A.'s shareholders	$ 1,375	$ 2,117	$ 3,268	$ 3,511
Thousands of shares
Weighted average number of common shares outstanding	4,259,349	4,268,779	4,263,826	4,268,769
Weighted average number of common shares outstanding and potential ordinary shares	4,265,918	4,274,808	4,270,395	4,274,798
Ordinary shares [member]
Thousands of shares
Basic earnings per share attributable to Vale S.A's shareholders	$ 0.32	$ 0.50	$ 0.77	$ 0.82
Diluted earnings per share attributable to Vale S.A's shareholders	$ 0.32	$ 0.50	$ 0.77	$ 0.82